FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Changes in the fair value of the net written put option		$ 93
Currency translation adjustments included in financial income	$ (59)	$ 60